                     SUPPLEMENT DATED FEBRUARY 17, 2012 TO

                      PROSPECTUS DATED APRIL 29, 2005 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

On December 9, 2011, the Board of Directors (the "Board") of GE Investments Funds, Inc. voted to liquidate and terminate the GE Investments International Equity Fund (the "Portfolio").

IN ACCORDANCE WITH THE BOARD'S DECISION TO TERMINATE OPERATIONS, THE PORTFOLIO WILL BE LIQUIDATED EFFECTIVE AT THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE (THE "NYSE") ON APRIL 30, 2012. ASSETS HELD BY THE SEPARATE ACCOUNT WHICH ARE INVESTED IN THE PORTFOLIO WILL BE TRANSFERRED AT THE CLOSE OF TRADING ON THE NYSE ON APRIL 30, 2012 TO THE GE INVESTMENTS FUNDS, INC. -- MONEY MARKET FUND.

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Portfolio during the period from the date of this supplement to April 30, 2012 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

SAVVYPS SUPPB 02/17/12

SUBACCOUNTS


                         SUBACCOUNT                                    INVESTMENT OBJECTIVE
                         ------------------------------------------------------------------------------
AIM VARIABLE INSURANCE   INVESCO V.I. CAPITAL APPRECIATION   Long-term growth of capital.
FUNDS (INVESCO VARIABLE  FUND -- SERIES I SHARES
INSURANCE FUNDS)         ------------------------------------------------------------------------------
                         INVESCO V.I. CAPITAL DEVELOPMENT    Seeks to provide long-term growth of
                         FUND -- SERIES I SHARES             capital.
                         ------------------------------------------------------------------------------
                         INVESCO V.I. CORE EQUITY FUND --    Long-term growth of capital.
                         SERIES I SHARES
                         ------------------------------------------------------------------------------
                         INVESCO V.I. GOVERNMENT             Seeks to achieve a high level of current
                         SECURITIES FUND -- SERIES I SHARES  income consistent with reasonable concern for safety of principal.
                         ------------------------------------------------------------------------------
                         INVESCO V.I. TECHNOLOGY FUND --     Seeks capital growth.
                         SERIES I SHARES
                         ------------------------------------------------------------------------------
                         INVESCO V.I. UTILITIES FUND --      Seeks capital growth and current
                         SERIES I SHARES                     income.
                         ------------------------------------------------------------------------------
FIDELITY(R) VARIABLE     VIP GROWTH & INCOME PORTFOLIO --    Seeks high total return through a
INSURANCE PRODUCTS FUND  INITIAL CLASS                       combination of current income and
                                                             capital appreciation.
                         ------------------------------------------------------------------------------
                         VIP GROWTH OPPORTUNITIES            The fund seeks to provide capital
                         PORTFOLIO -- INITIAL CLASS          growth.




                         ------------------------------------------------------------------------------
                         VIP MID CAP PORTFOLIO --            Seeks long-term growth of capital.
                         INITIAL CLASS

                         ------------------------------------------------------------------------------
                         VIP OVERSEAS PORTFOLIO --           Seeks long-term growth of capital.
                         INITIAL CLASS

                         ------------------------------------------------------------------------------
FRANKLIN TEMPLETON       TEMPLETON FOREIGN SECURITIES        Seeks long-term capital growth. The
VARIABLE INSURANCE       FUND -- CLASS I SHARES              fund normally invests at least 80% of
PRODUCTS TRUST                                               its net assets in investments of issuers
                                                             located outside the U.S., including
                                                             those in emerging markets.
                         ------------------------------------------------------------------------------
GE INVESTMENTS FUNDS,    INCOME FUND -- CLASS 1 SHARES       Seeks maximum income consistent
INC.                                                         with prudent investment management
                                                             and the preservation of capital.
                         ------------------------------------------------------------------------------
                         MID-CAP EQUITY FUND -- CLASS 1      Seeks long-term growth of capital and
                         SHARES/1/                           future income.
                         ------------------------------------------------------------------------------
                         MONEY MARKET FUND/2/                Seeks a high level of current income
                                                             consistent with the preservation of
                                                             capital and maintenance of liquidity.
                         ------------------------------------------------------------------------------
                         PREMIER GROWTH EQUITY FUND --       Seeks long-term growth of capital and
                         CLASS 1 SHARES                      future income rather than current
                                                             income.
                         ------------------------------------------------------------------------------
                         REAL ESTATE SECURITIES FUND --      Seeks maximum total return through
                         CLASS 1 SHARES                      current income and capital
                                                             appreciation.
                         ------------------------------------------------------------------------------

                                            ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Long-term growth of capital.              Invesco Advisers, Inc.

----------------------------------------------------------------------------
Seeks to provide long-term growth of      Invesco Advisers, Inc.
capital.
----------------------------------------------------------------------------
Long-term growth of capital.              Invesco Advisers, Inc.

----------------------------------------------------------------------------
Seeks to achieve a high level of current  Invesco Advisers, Inc.
income consistent with reasonable
concern for safety of principal.
----------------------------------------------------------------------------
Seeks capital growth.                     Invesco Advisers, Inc.

----------------------------------------------------------------------------
Seeks capital growth and current          Invesco Advisers, Inc.
income.
----------------------------------------------------------------------------
Seeks high total return through a         FMR (subadvised by FMRC, FRAC,
combination of current income and         FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                     FIJ)
----------------------------------------------------------------------------
The fund seeks to provide capital         FMR (subadvised by FMRC, FMR
growth.                                   U.K., Fidelity Management &
                                          Research (Hong Kong) Limited
                                          (FMR H.K.), and Fidelity
                                          Management & Research (Japan)
                                          Inc. (FMR Japan))
----------------------------------------------------------------------------
Seeks long-term growth of capital.        FMR (subadvised by FMRC, FRAC,
       FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
----------------------------------------------------------------------------
Seeks long-term growth of capital.        FMR (subadvised by FMRC, FMR
       (U.K.), FRAC, FIIA, FIIA(U.K.)L,
                                          and FIJ)
----------------------------------------------------------------------------
Seeks long-term capital growth. The       Templeton Investment Counsel, LLC
fund normally invests at least 80% of
its net assets in investments of issuers
located outside the U.S., including
those in emerging markets.
----------------------------------------------------------------------------
Seeks maximum income consistent           GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
----------------------------------------------------------------------------
Seeks long-term growth of capital and     GE Asset Management Incorporated
future income.
----------------------------------------------------------------------------
Seeks a high level of current income      GE Asset Management Incorporated
consistent with the preservation of
capital and maintenance of liquidity.
----------------------------------------------------------------------------
Seeks long-term growth of capital and     GE Asset Management Incorporated
future income rather than current
income.
----------------------------------------------------------------------------
Seeks maximum total return through        GE Asset Management Incorporated
current income and capital                (subadvised by Urdang Securities
appreciation.                             Management, Inc.)
----------------------------------------------------------------------------

                    /1/ The Russell MidCap Index is constructed to provide an
                        unbiased barometer for the mid-cap segment and is reconstituted annually. The capitalization range, however, may change significantly intra-year due to changes in the market capitalization of securities held in the Index.

                    /2/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.


                    SUBACCOUNT                                     INVESTMENT OBJECTIVE
                    --------------------------------------------------------------------------------
                    S&P 500(R) INDEX FUND/1/             Seeks growth of capital and
                                                         accumulation of income that
                                                         corresponds to the investment return of
                                                         S&P's 500 Composite Stock Index.
                    --------------------------------------------------------------------------------
                    TOTAL RETURN FUND -- CLASS 1         Seeks the highest total return,
                    SHARES                               composed of current income and
                                                         capital appreciation, as is consistent
                                                         with prudent investment risk.

                    --------------------------------------------------------------------------------
                    U.S. EQUITY FUND -- CLASS 1          Seeks long-term growth of capital.
                    SHARES
                    --------------------------------------------------------------------------------
JANUS ASPEN SERIES  FLEXIBLE BOND PORTFOLIO --           Seeks to obtain maximum total return,
                    INSTITUTIONAL SHARES                 consistent with preservation of capital.
                    --------------------------------------------------------------------------------
                    FORTY PORTFOLIO -- SERVICE SHARES    A non-diversified portfolio/2/ that seeks
                                                         long-term growth of capital.
                    --------------------------------------------------------------------------------
                    OVERSEAS PORTFOLIO -- INSTITUTIONAL  Seeks long-term growth of capital.
                    SHARES
                    --------------------------------------------------------------------------------

                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                       AS APPLICABLE)
-------------------------------------------------------------------------------
Seeks growth of capital and                GE Asset Management Incorporated
accumulation of income that                (subadvised by SSgA Funds
corresponds to the investment return of    Management, Inc.)
S&P's 500 Composite Stock Index.
-------------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and             (subadvised by Kennedy Capital
capital appreciation, as is consistent     Management, Inc., Urdang Securities
with prudent investment risk.              Management, Inc. and Palisade
                                           Capital Management, L.L.C.)
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated

-------------------------------------------------------------------------------
Seeks to obtain maximum total return,      Janus Capital Management LLC
consistent with preservation of capital.
-------------------------------------------------------------------------------
A non-diversified portfolio/2/ that seeks  Janus Capital Management LLC long-term growth of capital.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-------------------------------------------------------------------------------

                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                    /2/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800.352.9910

                                or by writing:

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                              Richmond, VA 23230

Please include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.

                                      3